INVENTORIES (Tables)	9 Months Ended
Mar. 31, 2023
Inventory Disclosure [Abstract]
Schedule of inventory

	March 31, 2023	June 30, 2022
Raw Materials	$1,402,292	$1,414,996
Work-In-Progress	393,078	518,251
Finished Goods	1,164,362	1,146,691
Total Inventories	$2,959,732	$3,079,938